NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
NET INCOME (LOSS) PER SHARE
Net income (loss) attributable to Bona Film Group Limited	$ 7,985	$ 5,238
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	30,334,730	29,791,387
Employee share options (treasury effect) (in shares)	1,256,775	514,938
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share (in shares)	31,591,505	30,306,325
Net income (loss) per ordinary share-basic (in dollars per share)	$ 0.26	$ 0.18
Net income (loss) per ordinary share-diluted (in dollars per share)	$ 0.25	$ 0.17
Securities excluded from the computation of diluted net income per share	4,447,565	3,059,889